DESCRIPTION OF THE PLAN (Details) - EBP 004 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Participant contribution, minimum contribution to eligible compensation, percentage	1.00%
Participant contribution, maximum contribution to eligible compensation, percentage	70.00%
Employer contribution plan automatic enrollment contribution rate percentage	2.00%
Employer contribution plan automatic escalation of contribution rate percentage increase	1.00%
Automatic deferral rate	10.00%
Employer contribution plan employer discretionary contribution percent of eligible compensation	3.00%
Employer contribution vesting percentage	3.00%
Employer contribution vesting, requisite service period	3 years
Note receivable from participant, account, minimum borrowing, amount	$ 500
Note receivable from participant, account, maximum borrowing, amount	$ 50,000,000
Basis spread on variable rate	1.00%
Maximum borrowing term	5 years
Involuntary cash-out limit	$ 1,000,000
Forfeited nonvested account	759,806,000	$ 977,109,000
Forfeited nonvested account, decrease from employer contribution	$ 977,109,000
First total
EBP, Description of Plan [Line Items]
Employer contribution, matching percentage	100.00%
First matching percentage
EBP, Description of Plan [Line Items]
Employer contribution, participant compensation matched, percentage	3.00%
Second total
EBP, Description of Plan [Line Items]
Employer contribution, participant compensation matched, percentage	66.66%
Second matching percentage
EBP, Description of Plan [Line Items]
Employer contribution, participant compensation matched, percentage	3.00%
Minimum
EBP, Description of Plan [Line Items]
Asset held for investment, participant loan, interest rate	4.25%
Installment payment period	2 years
Maximum
EBP, Description of Plan [Line Items]
Asset held for investment, participant loan, interest rate	9.50%
Involuntary cash-out limit	$ 5,000,000
Installment payment period	8 years